Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,789	$ 11,982	$ 11,932	$ 12,963	$ 12,005	$ 11,733	$ 11,060	$ 10,810	$ 10,766	$ 9,939	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,628	11,905	11,915	13,007	12,118	11,911	11,290	11,098	11,126	10,321	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,358,765	1,271,554	1,263,136	1,369,810	1,266,175	1,235,380	1,163,154	1,134,997	1,128,847	1,039,631	1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,276,168	$ 1,230,125	$ 1,218,808	$ 1,309,530	$ 1,267,820	$ 1,203,341	$ 1,121,412	$ 1,110,379	$ 1,107,538	$ 1,035,627	$ 1,000,000